Financial liabilities - Kreos / Claret Financing (Details) € / shares in Units, € in Thousands, $ in Thousands														1 Months Ended	12 Months Ended			145 Months Ended
	Dec. 23, 2025 EUR (€)	Nov. 25, 2025 EUR (€) € / shares shares	Aug. 28, 2025 EUR (€) shares	Aug. 08, 2025 EUR (€) € / shares shares	Jul. 30, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) € / shares	Jun. 21, 2024 EUR (€) € / shares	Jun. 21, 2024 USD ($)	Mar. 28, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares	Nov. 02, 2023 EUR (€) € / shares shares	Aug. 22, 2023 EUR (€) € / shares	Aug. 20, 2023 EUR (€) tranche € / shares shares	Oct. 31, 2020 shares	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2025 EUR (€) € / shares	Aug. 31, 2025 EUR (€)	Aug. 24, 2023 € / shares
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings																		€ 175,000
Exercises of share warrants (in shares) | shares														464,309		4,000
Exercises of the Kreos/Claret and other share warrants			€ 11,531		€ 15,143											€ 45
Interest expense on borrowings															€ 95	85	€ 176
Loss of extinguishment	€ 3,838
Financial liabilities, at fair value						€ 162,256				€ 125,191					141,409	162,256	125,191	€ 141,409
Non-cash changes: other fair value remeasurement															36,002	1,367	(3,198)
Kreos & Claret bond loans
Disclosure of detailed information about borrowings [line items]
Non-cash changes: other fair value remeasurement															€ 0	€ 0	€ 0
Market rate
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities													1.00%
Ordinary share price (in euro per share)
Disclosure of detailed information about borrowings [line items]
Amount of reasonably possible increase in unobservable input, liabilities (in euro per share) | € / shares						€ 1	€ 1		€ 1	€ 1	€ 1		€ 1		€ 1	€ 1	€ 1	€ 1		€ 1
Volatility
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities						1.00%	1.00%		1.00%	1.00%	1.00%		1.00%		1.00%	1.00%	1.00%	1.00%		1.00%
Risk-free rate
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities						1.00%	1.00%		1.00%	1.00%	1.00%		1.00%		1.00%	1.00%	1.00%	1.00%		1.00%
Final redemption scenario probability
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities							5.00%		5.00%						10.00%			10.00%
Discount rate
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities							1.00%		1.00%						1.00%			1.00%
7-year expiry scenario probability
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities						5.00%					5.00%		5.00%		10.00%	5.00%		10.00%
Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value													€ 23,995
Convertible loans notes													25,000
Carrying amount of the equity component													€ 1,005
Kreos A & B BSA | Market rate
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities													0.126
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities													€ 624
Kreos A & B BSA | Ordinary share price (in euro per share)
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets													197
Kreos A & B BSA | Volatility
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets													48
Kreos A & B BSA | Risk-free rate
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets													64
Kreos A & B BSA | 7-year expiry scenario probability
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets													€ 64
Kreos & Claret minimal return indemnifications | Ordinary share price (in euro per share)
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities | € / shares							12.94		13.40
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets							€ (16)		€ (30)						€ (3)
Kreos & Claret minimal return indemnifications | Volatility
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets							€ 4		€ 4						(1)
Kreos & Claret minimal return indemnifications | Volatility | Black Scholes Model
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities							0.601		0.603
Kreos & Claret minimal return indemnifications | Volatility | Monte Carlo Model
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities							0.599		0.619
Kreos & Claret minimal return indemnifications | Risk-free rate
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets							€ 8		€ (3)						(3)
Kreos & Claret minimal return indemnifications | Risk-free rate | Black Scholes Model
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities							0.030		0.026
Kreos & Claret minimal return indemnifications | Risk-free rate | Monte Carlo Model
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities							0.031		0.028
Kreos & Claret minimal return indemnifications | Final redemption scenario probability
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets							€ 46		€ 35						3
Kreos & Claret minimal return indemnifications | Discount rate
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets							(13)		(53)						€ (82)
Kreos A & B & C BSA | Ordinary share price (in euro per share)
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets						€ 350				€ 401
Kreos A & B & C BSA | Volatility
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets						37				96
Kreos A & B & C BSA | Risk-free rate
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets						61				95
Kreos A & B & C BSA | 7-year expiry scenario probability
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets						75				76
Kreos C BSA | Ordinary share price (in euro per share)
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets											€ 232
Kreos C BSA | Volatility
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets											28
Kreos C BSA | Risk-free rate
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets											42
Kreos C BSA | 7-year expiry scenario probability
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets											36
Kreos & Claret Financing, Tranche A,B and C | Kreos & Claret minimal return indemnifications
Disclosure of detailed information about borrowings [line items]
Fair value of other equity instruments																			€ 3,620
Kreos & Claret financing
Disclosure of detailed information about borrowings [line items]
Exercises of share warrants (in shares) | shares															525,913
Exercises of the Kreos/Claret and other share warrants															€ 33,768
Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Fair value of other equity instruments						243				920		€ 2,092				€ 243	€ 920
Expiry scenario period, other equity instruments granted													7 years		7 years
Kreos C BSA
Disclosure of detailed information about borrowings [line items]
Fair value of other equity instruments						€ 923				€ 1,659	€ 1,493					€ 923	€ 1,659
Expiry scenario period, other equity instruments granted											7 years
Kreos A & B & C BSA
Disclosure of detailed information about borrowings [line items]
Expiry scenario period, other equity instruments granted						7 years				7 years
Kreos & Claret financing
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity													€ 75,000
Borrowings, number of tranches | tranche													3
Borrowings, maximum borrowing capacity per tranche													€ 25,000
Other share warrants, exercise period													7 years
Kreos & Claret financing | Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Other share warrants, subscripion price per share (in euro per share) | € / shares													€ 1.00
Number of warrants granted (in shares) | shares													214,198
Exercise price, other equity instruments granted (in euro per share) | € / shares													€ 18.6744
Exercise price, percentage of premium													10.00%
Kreos & Claret financing | Kreos C BSA
Disclosure of detailed information about borrowings [line items]
Number of warrants granted (in shares) | shares											405,832
Exercise price, other equity instruments granted (in euro per share) | € / shares											€ 9.86
Exercise price, percentage of 15-day WVAP											110.00%
Issuance of other share warrants											€ 4,000
Number of instruments granted, percentage exercisable immediately											50.00%
Number of instruments granted, remaining percentage exercisable											50.00%
Kreos & Claret convertible notes (OCABSA)
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings												€ 25,000
Borrowings, fixed conversion price (in euro per share) | € / shares												€ 21.2209
Borrowings, interest rate													9.00%
Borrowings, early repayment, discount rate													4.00%
Borrowings, exit fee percentage													8.00%
Kreos & Claret convertible notes (OCABSA) | Ordinary shares
Disclosure of detailed information about borrowings [line items]
Borrowings, fixed conversion price (in euro per share) | € / shares		€ 21.2209		€ 21.2209
Conversion of convertible instruments (in shares) | shares		392,695		785,389
Increase (decrease) through conversion of convertible instruments, equity		€ 8,296		€ 16,058
Kreos & Claret financing, tranche B
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings									€ 25,000
Borrowings, debt-to-market capitalization ratio									10.00%
Kreos & Claret financing, tranche C
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity							25,000
Proceeds from borrowings							€ 25,000
Borrowings, debt-to-market capitalization ratio							10.00%
Performance conditions, minimum financing | $								$ 125,000
Kreos & Claret financing, tranche B and C
Disclosure of detailed information about borrowings [line items]
Borrowings, number of tranches | tranche													2
Borrowings, early repayment, discount rate													4.00%
Borrowings, exit fee percentage													6.00%
Borrowings, discount rate															4.00%			4.00%
Kreos & Claret financing, tranche B and C | European Central Bank base rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						7.50%							7.50%			7.50%
Kreos & Claret financing, tranche B and C | European Central Bank base rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis						2.50%							2.50%			2.50%
Kreos & Claret financing, tranche B and C | European Central Bank base rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis						4.00%							4.00%			4.00%
Kreos 1 bond loans
Disclosure of detailed information about borrowings [line items]
Repayments of bond loans												€ 7,661
Kreos A & B & C BSA | Kreos & Claret financing
Disclosure of detailed information about borrowings [line items]
Number of warrants repurchased (in shares) | shares					94,117
Kreos A & B & C BSA | Ordinary shares | Kreos & Claret financing
Disclosure of detailed information about borrowings [line items]
Exercises of share warrants (in shares) | shares			206,662		319,251
Exercises of the Kreos/Claret and other share warrants			€ 14,198		€ 19,570
Kreos/Claret financing B and C
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities	33,823
Borrowings	29,903
Deposit paid, borrowing	€ 1,081
Borrowings, discount rate	4.00%
Interest expense on borrowings	€ 2,001
Borrowings, exit fee amount	3,000
Notional amount	€ 29,985